Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

We have completed an evaluation of all subsequent events after the unaudited balance sheet date of June 30, 2014 through August 19, 2014, the date this Quarterly Report on Form 10-Q was submitted to the SEC, to ensure that these financial statements includes appropriate disclosure of events both recognized in the financial statements as of June 30, 2014, and events which occurred subsequently but were not recognized in the financial statements.

Effective July 2, 2014, we appointed Stephen L. Norris as a member of our Board of Directors (the “Board”) and as Chairman and CEO of our wholly-owned subsidiary, GDSI International, and effective as of July 7, 2014, the Board elected Mr. Norris Vice Chairman of the Company.

The Company and Mr. Norris have agreed to certain compensation as follows:

1.	Effective as of July 1, 2014, and for so long as Mr. Norris continues to serve as a director of the Company, he shall be paid a monthly fee of $6,000, payable in cash, monthly in arrears.

2.	Mr. Norris will be granted 12 million restricted stock units (“Units”) convertible into 12 million shares of the Company’s common stock, with a fair market value of $3,600,000 at July 1, 2014. 4,000,000 Units will vest in respect of each fiscal year of GDSI International from 2015 through 2017 if the company has achieved at least 90% of the total revenue targets set forth below. If less than 90% of the target is achieved in respect of any such fiscal year, then the number of Units vesting for that fiscal year shall be 4,000,000 times the applicable percentage shown below; provided that, if the company shall exceed 100% of the revenue target for the 2016 or 2017 fiscal year, and shall have failed to reach 90% of the target for a prior fiscal year, the excess over 100% shall be applied to reduce the deficiency in the prior year(s), and an additional number of Units shall vest to reflect the increased revenue for such prior fiscal year. Any such excess shall be applied first to reduce any deficiency for the 2015 fiscal year and then for the 2016 fiscal year. The vesting of the Units shall be effective upon the issuance of the audited financial statements of the Company for the applicable fiscal year, and shall be based upon the total revenue of GDSI International as reflected in such financial statements.

Revenue Targets
July 1, 2014 - June 30, 2015	$9,911,000
July 1, 2015 - June 30, 2016	$18,921,000
July 1, 2016 - June 30, 2017	$24,327,000
Percentage vesting based on revenue targets:

Revenue as a % of Target	% Vest
90% - 100%	100%
80% - 90%	90%
70% - 80%	80%
60% - 70%	70%
50% - 60%	60%
40% - 50%	50%
30% - 40%	40%
20% - 30%	30%
10% - 20%	20%
less than 10%	0%

Note 12 – Subsequent Events

We have completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2013 through March 28, 2014, the date this Annual Report on Form 10-K was submitted to the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2013, and events which occurred subsequently but were not recognized in the financial statements. We have concluded that no subsequent events have occurred that require disclosure, except as disclosed within these financial statements.